TAXES ON INCOME (Reconciliation of Theoretical Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
INCOME (LOSS) BEFORE TAXES ON INCOME	$ 11,228	$ 4,776	$ (763)
Theoretical tax expense (benefit)	2,807	1,194	(183)
Increase (decrease) in taxes on income due to:
Computation of deferred taxes at a rate, which is different than statutory rate	(2,033)	(1,157)	166
Difference between income reported for tax purposes and income for financial reporting purposes - mainly dollar - NIS differences	(754)
Non-deductible expenses - mainly share-based compensation expense	183	74	89
Different effective tax rates applicable to the subsidiaries	121	69	65
TAXES ON INCOME	$ 324	$ 180	$ 137
Statutory tax rate	25.00%	25.00%	24.00%